JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2019, as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2019, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectuses dated March 1, 2020

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

Prospectuses dated March 1, 2020

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectuses dated March 1, 2020

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectuses dated March 1, 2020

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectuses dated March 1, 2020

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

Prospectuses dated November 1, 2019, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

SUP-SHSVCHRS-320

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2019, as supplemented

JPMorgan Opportunistic Equity Long/Short Fund

Prospectuses dated March 1, 2020

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectuses dated March 1, 2020

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2019, as supplemented

JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Equity Plus Fund

JPMorgan International Hedged Equity Fund

Prospectuses dated March 1, 2020

J.P. Morgan Funds

JPMorgan SmartSpending 2050SM Fund

Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund

Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectuses dated November 1, 2019, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2019, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectuses dated November 1, 2019, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Prospectuses dated July 1, 2019, as supplemented

Undiscovered Managers Behavioral Value Fund

Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

Supplement dated March 19, 2020 to

the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE